RELATED PARTIES (Details 1) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Ith Zux Cayman Company Ltd [Member]
Demand deposits
Demand deposits related parties	0	(41)	(55)
Duratex S.A [Member]
Demand deposits
Demand deposits related parties	(6)	(18)	(32)
Interest bearing deposits related parties	(41)	0	(39)
Annual interest (%)	100.00% of CDI	-	102.37% of CDI
Securites purchased under resale agreements
Securities purchased under resale agreements related parties	(8)	0	0
Fee and commission income
Fee and commission income related parties	2	0	0
Non-operating income
Nonoperating income related parties	2	0	0
Elekeiroz S.A One [Member]
Demand deposits
Interest bearing deposits related parties	(31)	(11)	(38)
Annual interest (%)	100.50% of CDI	100.00% of CDI	101.50% of CDI
Elekeiroz S.A Two [Member]
Demand deposits
Interest bearing deposits related parties	0	0	(21)
Annual interest (%)	-	-	102.00% of CDI
Itausa Empreendimentos S.A One [Member]
Demand deposits
Interest bearing deposits related parties	0	(31)	(28)
Annual interest (%)	-	101.10% of CDI	102.30% of CDI
Itausa Empreendimentos S.A Two [Member]
Demand deposits
Interest bearing deposits related parties	0	(17)	(16)
Annual interest (%)	-	100.80% of CDI	102.00% of CDI
Itautec S.A [Member]
Demand deposits
Interest bearing deposits related parties	(8)	0	0
Annual interest (%)	100.32% of CDI	-	-
Securites purchased under resale agreements
Securities purchased under resale agreements related parties	(18)	0	0
Trade notes payable
Trade notes payable related parties	0	(10)	(7)
Equipment and sofwared purchased
Itautec S.A. (1)	(296)	(396)	(324)
Non-operating income
Nonoperating income related parties	2	0	0
Itausa Empreendimentos S.A [Member]
Securites purchased under resale agreements
Securities purchased under resale agreements related parties	(52,000)	(48)	0
Fee and commission income
Fee and commission income related parties	2	0	0
Itau Gestao De Ativos S.A [Member]
Securites purchased under resale agreements
Securities purchased under resale agreements related parties	(1)	(1)	0
Itausa Investimentos S.A [Member]
Trade notes payable
Trade notes payable related parties	0	(73)	0
Fee and commission income
Fee and commission income related parties	1	2	0
Rent expenses
Itausa Investimentos S.A.	(1)	(1)	0
Other operating income (expenses)
Itausa Investimentos S.A.	72	0	0
Redecard S.A [Member]
Other liabilities – payable due to transactions with credit cards
Redecard S.A. (2)	0	0	(4,564)